Statement of Investments -- March 31, 2026

Common Stocks-- 102.19%	Description	Shares	Value
Auto & Truck Dealerships-- 0.92%	LITHIA MTRS INC	10,759	2,686,737
Auto Parts-- 1.69%	ALLISON TRANSMISSION	42,290	4,950,467
Banks - Diversified-- 5.28%	WELLS FARGO & CO NEW	106,400	8,470,504
	BANK OF AMERICA CORP	117,500	5,728,125
	JPMORGAN CHASE & CO	4,380	1,288,421
			15,487,050
Biotechnology-- 0.67%	HALOZYME THERAPEUTICS (1)	30,300	1,958,289
Capital Markets-- 6.69%	GOLDMAN SACHS GROUP INC	23,200	19,626,968
Consumer Cyclical-- 2.12%	AMAZON COM INC (1)	29,855	6,217,901
Credit Services-- 0.18%	CREDIT ACCEPTANCE CORP (1)	1,220	516,621
Engineering & Construction-- 4.10%	COMFORT SYS USA INC	8,720	12,024,793
Entertainment-- 0.87%	NETFLIX INC (1)	26,500	2,547,975
Footwear & Accessories-- 0.97%	ON HOLDING AG (1)	84,100	2,861,082
Healthcare Plans-- 3.02%	THE CIGNA GROUP	30,710	8,191,893
	UNITEDHEALTH GROUP	2,489	673,499
			8,865,391
Insurance - Diversified-- 0.55%	BERKSHIRE HATHAWAY INC (1)	3,364	1,612,029
Internet Content & Information-- 13.57%	ALPHABET INC VOTING	99,900	28,727,244
	META PLATFORMS INC	19,400	11,099,322
			39,826,566
Internet Retail-- 0.21%	ALIBABA GRP HLDG LTD ADR	4,900	614,754
Medical Instruments & Supplies-- 2.62%	ALIGN TECH INC (1)	44,925	7,701,493
Oil & Gas Equipment & Services-- 2.26%	SLB LTD	129,000	6,629,310
Oil & Gas Integrated-- 9.30%	EXXON MOBIL CORP	160,800	27,281,328
Resorts & Casinos-- 1.04%	VAIL RESORTS INC	23,708	3,042,211
Semiconductor Equipment & Materials-- 11.34%	APPLIED MATERIALS INC	88,236	30,158,182
	QNITY ELECTRONICS	26,970	3,111,799
			33,269,981
Semiconductors-- 21.82%	MICRON TECHNOLOGY INC	82,080	27,729,907
	MARVELL TECHNOLOGY INC	130,800	12,955,740
	TAIWAN SEMICONDUCTOR	36,550	12,352,073
	ADVANCED MICRO (1)	54,000	10,985,220
			64,022,940
Software - Infrastructure-- 5.82%	DIGITALOCEAN HOLDINGS (1)	87,600	7,514,328
	TWILIO INC (1)	44,000	5,536,080
	ZETA GLOBAL HOLDINGS (1)	253,163	4,030,355
			17,080,763
Specialty Chemicals-- 0.84%	DUPONT DE NEMOURS	53,940	2,470,452
Telecom Services-- 1.82%	CHARTER COMMUNICATIONS (1)	24,772	5,347,779
Tobacco-- 1.05%	BRITISH AMERN TOB PLC	52,500	3,069,675
Travel Services-- 3.47%	AIRBNB INC (1)	58,885	7,435,998
	EXPEDIA INC	11,908	2,749,438
			10,185,436
	Common Stocks (cost: $147,739,107)		$299,897,991
Exchange Traded Funds-- 4.14%
Small-Cap Core-- 2.51%	ISHARES RUSSELL 2000 ETF	29,705	7,366,840
Commodities-- 1.63%	ISHARES ETHEREUM TR ETF (1)	192,900	3,053,607
	ISHARES BITCOIN TR ETF (1)	45,000	1,728,900
	Exchange-Traded Funds (cost: $15,457,578)		12,149,347
Short-Term Investments-- 10.93%
Money Market-- 10.93%	JPMorgan Prime (3.69%)		22,704,850
	Fidelity MM Treasury (3.59%)		9,376,999
	Short-Term Investments (cost: $32,081,849)		32,081,849

	Total Investments (cost: $195,278,534)		$344,129,187

	Net Assets at March 31, 2026		$305,468,603